Subsequent Events (Detail) (USD $)	0 Months Ended	6 Months Ended	0 Months Ended
	Oct. 09, 2014	Dec. 31, 2014	Jan. 02, 2015 Tower mi Buildings	Jan. 13, 2015 MW sqft	Oct. 10, 2014	Nov. 01, 2014	Sep. 17, 2014	Jan. 23, 2015	Jun. 30, 2014	Jun. 30, 2013	Oct. 16, 2014	Nov. 13, 2007	Jun. 30, 2012	Jun. 30, 2011
Subsequent Event [Line Items]
Stock split conversion ratio	223,000
Authorized stock split		On October 9, 2014, the Company's Board of Directors authorized a 223,000-for-one split of the Company's common stock
Common stock, shares outstanding		239,008,679			223,000,000				223,000,000	223,000,000
Common stock, shares issued		239,008,679							223,000,000	223,000,000
Stock-based compensation liability		$ 2,000,000							$ 392,427,000	$ 159,320,000
Debt instrument, face amount									100,000,000
CII [Member]
Subsequent Event [Line Items]
Common stock, shares issued											1,000	1,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding		239,008,679							223,000,000	223,000,000			223,000,000	223,000,000
Stock-based compensation liability									392,427,000	159,320,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	1,000				223,000,000
Subsequent Event [Member] | Acquisition Of IdeaTek [Member]
Subsequent Event [Line Items]
Acquisition date			Jan. 01, 2015
Consideration of acquiring equity ownership			52,000,000
Additional route miles added			1,800
Number of additional cellular towers added			600
Number of additional building added			100
Subsequent Event [Member] | Pending Acquisition Of Latisys [Member]
Subsequent Event [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, net				675,000,000
Acquired area in square feet				185,000
Critical power acquired				33
Subsequent Event [Member] | CII [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	223,000,000
Offering price per share	22.50
Common stock, shares issued	22,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock split conversion ratio					223,000
Authorized stock split					On October 9, 2014, the Board of Directors approved a 223,000-for-one stock split of the Company's common stock.
Subsequent Event [Member] | Part A Restricted Stock Units [Member] | Dan Caruso [Member]
Subsequent Event [Line Items]
One-time grant amount							2,750,000
Annual salary						18,000	400,000
Subsequent Event [Member] | Mid-point valuation offering price of $22.50 [Member]
Subsequent Event [Line Items]
Stock-based compensation liability	547,290,000
Fair value of common stock	209,648,000
Increase of stock-based compensation liability	154,863,000
Subsequent Event [Member] | Senior Unsecured Notes due 2023 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 700,000,000
Debt instrument, interest rate								6.00%
Debt instrument, maturity date								Apr. 01, 2023
Subsequent Event [Member] | Senior Unsecured Notes due 2023 [Member] | Debt redemption in whole before April 1, 2018 [Member]
Subsequent Event [Line Items]
Debt instrument, redemption price, percentage								100.00%
Subsequent Event [Member] | Senior Unsecured Notes due 2023 [Member] | Debt redemption in part before April 1, 2018 [Member]
Subsequent Event [Line Items]
Debt instrument, redemption price, percentage								106.00%
Debt instrument, percentage of principal amount redeemed								40.00%